Partners Capital (Reedemable Partnership Preferred Units) (Details) (AIMCO PROPERTIES, L.P, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Temporary Equity [Line Items]
Units Issued	2,930,077	3,061,450
Units Outstanding	2,930,077,000	3,061,450,000
Balances	$ 79,231	$ 82,515
Preferred OP units tendered for redemption in exchange for cash or other consideration	131,400	1,600	83,500
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance	83,384	103,428	116,656
Preferred distributions	6,496	6,683	6,730
Redemption of preferred units	3,338	20,044	11,462
Net income	6,496	6,683	4,964
Ending Balance	80,046	83,384	103,428
Class Eight [Member]
Temporary Equity [Line Items]
Units Issued	0	6,250
Units Outstanding	0	6,250,000
Balances	0	156
Class Seven [Member]
Temporary Equity [Line Items]
Distribution Per Annum, Percent	7.87%
Distribution Per Annum, Per Unit	$ 1.97
Units Issued	27,960	27,960
Units Outstanding	27,960,000	27,960,000
Balances	699	699
Class Six [Member]
Temporary Equity [Line Items]
Distribution Per Annum, Percent	8.50%
Distribution Per Annum, Per Unit	$ 2.13
Units Issued	790,883	796,668
Units Outstanding	790,883,000	796,668,000
Balances	19,772	19,917
Class Four [Member]
Temporary Equity [Line Items]
Distribution Per Annum, Percent	8.00%
Distribution Per Annum, Per Unit	$ 2.00
Units Issued	644,954	755,999
Units Outstanding	644,954,000	755,999,000
Balances	16,124	18,900
Class Three [Member]
Temporary Equity [Line Items]
Distribution Per Annum, Percent	7.88%
Distribution Per Annum, Per Unit	$ 1.97
Units Issued	1,357,691	1,365,284
Units Outstanding	1,357,691,000	1,365,284,000
Balances	33,942	34,132
Class Two [Member]
Temporary Equity [Line Items]
Distribution Per Annum, Percent	1.84%
Distribution Per Annum, Per Unit	$ 0.46
Units Issued	18,589	19,289
Units Outstanding	18,589,000	19,289,000
Balances	465	482
Class One [Member]
Temporary Equity [Line Items]
Distribution Per Annum, Percent	8.75%
Distribution Per Annum, Per Unit	$ 8.00
Units Issued	90,000	90,000
Units Outstanding	90,000,000	90,000,000
Balances	$ 8,229	$ 8,229